TAXATION - Reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Loss before income tax	¥ (2,165,688)	$ (305,030)	¥ (2,663,915)	¥ (1,576,015)
Income tax computed at the mainland China statutory tax rate of 25%	(541,422)	(76,258)	(665,978)	(394,004)
Effect of tax holiday and preferential tax rates	110,393	15,549	52,651	7,083
Effect of different tax rates in different jurisdictions	21,918	3,087	58,266	(1,681)
Other non-taxable income	(26,008)	(3,663)	(28,993)	(24,999)
Non-deductible expenses	6,379	898	5,727	36,719
Share-based compensation costs	45,411	6,396	90,015	108,588
Research and development super deduction	(132,163)	(18,615)	(64,718)	(146,639)
Withholding tax and others	9,771	1,376	10,785	9,552
Change in valuation allowance	397,137	55,936	525,169	434,056
True-up adjustments in respect of prior year's annual tax filing	49,940	7,034	(15,195)	(3,474)
Expiration of tax loss forward	83,300	11,733	124,555
Tax rate change on deferred items	(6,697)	(944)	(67,811)	(9,460)
Income tax expense	¥ 17,959	$ 2,529	¥ 24,473	¥ 15,741